Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income taxes [Abstract]
Reconciliation of Net Tax Provision
The net tax provision differs from that expected by applying the combined federal and provincial tax rates of 27.0% (March 31, 2024 – 27.0%) to income (loss) before income tax for the following items:

	March 31, 2025	March 31, 2024
	$	$
Income (loss before tax)	20,382	(57,637)
Combined federal and provincial rate	27.0%	27.0%
Expected tax expense (recovery)	5,503	(15,562)
Non-deductible expenses (recovery)	3,070	3,519
Non-deductible (non-taxable) portion of capital items	(3,620)	(2,441)
Goodwill and other impairment items	—	1,674
Tax impact on divestitures	—	953
Difference in statutory tax rate	2,400	1,031
Effect of change in tax rates	(1,530)	(5,277)
Changes in deferred tax benefits not recognized	(5,777)	15,549
Change in tax legislation	4,573	—
Income tax expense (recovery)	4,619	(554)

Deferred Tax Assets (Liabilities) and Temporary Differences	Movements in deferred tax assets (liabilities) at March 31, 2025 and March 31, 2024 are comprised of the following:

	Balance, March 31, 2024	Recovered through (charged to) earnings	Recovered through (charged to) other comprehensive income	Balance, March 31, 2025
	$	$	$	$
Deferred tax assets
Non-capital losses	23,740	4,293	243	28,276
Capital losses	56	271	—	327
Finance costs	64	500	—	564
Leases	6,238	(989)	96	5,345
Others	(109)	147	22	60
Total deferred tax assets	29,989	4,222	361	34,572

Deferred tax liabilities
Intangible assets	(7,742)	(497)	(402)	(8,641)
Property, plant and equipment	(12,380)	(6,206)	52	(18,534)
Inventory	(5,709)	603	(32)	(5,138)
Biological assets	(4,863)	5,640	—	777
Others	(142)	(573)	1	(714)
Total deferred tax liabilities	(30,836)	(1,033)	(381)	(32,250)

Net deferred tax assets (liabilities)	(847)	3,189	(20)	2,322

	Balance, March 31, 2023	Recovered through (charged to) earnings	Recovered through (charged to) other comprehensive income	Recovered through (charged to) equity	Balance, March 31, 2024
	$	$	$	$	$
Deferred tax assets
Non-capital losses	31,903	(6,842)	(43)	(1,278)	23,740
Capital losses	142	(86)	—	—	56
Finance costs	118	(54)	—	—	64
Investment tax credit	1,282	(1,282)	—	—	—
Derivatives	26	(26)	—	—	—
Leases	6,529	(287)	(4)	—	6,238
Others	1	(122)	12	—	(109)
Total deferred tax assets	40,001	(8,699)	(35)	(1,278)	29,989

Deferred tax liabilities
Convertible debenture	(3,402)	3,402	—	—	—
Investment in associates	(12)	12	—	—	—
Intangible assets	(12,624)	4,826	56	—	(7,742)
Property, plant and equipment	(16,265)	3,893	(8)	—	(12,380)
Inventory	(5,218)	(491)	—	—	(5,709)
Biological assets	(2,070)	(2,793)	—	—	(4,863)
Others	(1,655)	1,513	—	—	(142)
Total deferred tax liabilities	(41,246)	10,362	48	—	(30,836)

Net deferred tax liabilities	(1,245)	1,663	13	(1,278)	(847)

Deferred tax assets (liabilities) as presented in the consolidated statements of financial position:

	March 31, 2025	March 31, 2024
	$	$
Deferred tax assets	4,219	15,343
Deferred tax liabilities	(1,897)	(16,190)
Net deferred tax assets (liabilities)	2,322	(847)

Deferred tax assets have not been recognized with respect to the following deductible temporary differences:

	March 31, 2025	March 31, 2024
	$	$
Non-capital losses carried forward	1,293,859	1,359,623
Capital losses	182,749	203,843
Property, plant and equipment	579,392	555,376
Intangible assets	71,559	74,068
Goodwill	29,021	29,936
Marketable securities	23,224	22,210
Investment tax credits	6,696	6,696
Derivatives	4,393	11,254
Capital lease obligations	21,269	17,250
Other	18,004	29,143
	2,230,166	2,309,399
The Company has income tax loss carryforwards of approximately $1,254.9 million (March 31, 2024 – $1,251.2 million) which are predominately from Canada and if unused, will expire as follows:

Expiration year
		$
2026	2030	142,715
2031	2035	225,324
2036	2040	505,870
2041	2045	381,021
		1,254,930